Schedule Of Assets Measured At Fair Value On A Non-Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010	Dec. 29, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indefinite-lived trademarks	$ 220	$ 220	$ 220	$ 220	$ 220
Goodwill, Impairment Loss			165
Goodwill	1,592	1,626	1,595	1,700	1,642
Definite lived intangible assets	843	737			758
Property, plant, and equipment	1,227	1,216	1,250	1,146	1,223
Total	3,882	3,799	3,065	3,066	3,843
Definite lived intangible assets	17	(17)
Property, plant, and equipment	2	3	35	19
Total	19	20	200	19
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indefinite-lived trademarks
Goodwill
Definite lived intangible assets
Property, plant, and equipment
Total
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indefinite-lived trademarks
Goodwill
Definite lived intangible assets
Property, plant, and equipment
Total
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indefinite-lived trademarks	220	220	220	220	220
Goodwill	1,592	1,626	1,595	1,700	1,642
Definite lived intangible assets	843	737			758
Property, plant, and equipment	1,227	1,216	1,250	1,146	1,223
Total	$ 3,882	$ 3,799	$ 3,065	$ 3,066	$ 3,843